Employee Benefit Expenses (Details) - Schedule of short term employee benefits included in consolidated statements of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Research and development [Member]
Employee Benefit Expenses (Details) - Schedule of short term employee benefits included in consolidated statements of comprehensive loss [Line Items]
Short term benefit	$ 738	$ 360
Share based compensation	255
Token based compensation	336	3
Sales and Marketing [Member]
Employee Benefit Expenses (Details) - Schedule of short term employee benefits included in consolidated statements of comprehensive loss [Line Items]
Short term benefit	267	2
Share based compensation	171	106
Token based compensation	423
General and administration [Member]
Employee Benefit Expenses (Details) - Schedule of short term employee benefits included in consolidated statements of comprehensive loss [Line Items]
Short term benefit	1,600	756
Share based compensation	144	96
Token based compensation	$ 3,174	$ 6